Merger Agreement (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Series C Preferred Stock
Merger Agreement
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01